[LOGO OF GOLDMAN SACHS]










                                                                Lincoln National
                                                    Growth and Income Fund, Inc.
                                                                   Annual Report
                                                               December 31, 2000

Lincoln National Growth and Income Fund, Inc.

Index

      Commentary

      Statement of Net Assets

      Statement of Operations

      Statements of Changes in Net Assets

      Financial Highlights

      Notes to Financial Statements

      Report of Ernst & Young LLP, Independent Auditors

Lincoln National Growth and Income Fund, Inc.

Managed by: [LOGO OF GOLDMAN SACHS]

The Fund returned -9.6% for the year ended December 31, 2000, slightly underperforming its benchmark, the S&P 500 Index,* which returned -9.2%. Goldman Sachs Asset Management ("GSAM") assumed subadvisory responsibilities of this fund on July 3, 2000.

The Index rang in the year 2000 with great expectations, on the heels of a 14.9% gain in the fourth quarter of 1999. Although the Index continued to rise modestly in the first quarter of 2000, high volatility heralded the end of the long bull market. The Index ended the year with a whimper falling 9.2% for the year. Most of this decline was seen in the fourth quarter when the Index fell 7.8%, posting its worst performance since third quarter 1998. This was due primarily to the sell-off in technology stocks, which were down as a group by approximately 40%, and contributed 9% to the Index's decline over the period. The market continued to exhibit an extremely high degree of volatility, with the daily high-low spread for the Index averaging more than 2% (as compared with a 15-year average of just over 1%) during the fourth quarter.

Since we assumed management of the Fund, the Fund's holdings in the Telecommunications sector contributed positively to the Fund's performance. Consumer non-cyclical names also beat those in the Index; however, Fund selections among Healthcare and Consumer Cyclicals lagged those of their peers in the Index. Our stock selection in the Technology and Telecommunications sectors detracted from results.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, lower-risk stocks should perform better than higher risk stocks, as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

Goldman Sachs
Quantitative Equity Management Team

[CHART APPEARS HERE]

This chart illustrates, hypothetically, that $10,000 was invested in the Growth and Income Fund on 1/1/91. As the chart shows, by December 31, 2000, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $42,061. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $50,163. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                                           Ended
on investments                                                  12/31/00
--------------------------------------------------------------------------
One Year                                                        - 9.63%
Five Years                                                      +14.73%
Ten Years                                                       +15.45%


* Standard &Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                            Growth and Income Fund 1

Lincoln National
Growth and Income Fund, Inc.

Statement of Net Assets
December 31, 2000

Investments:
                                               Number           Market
Common Stock:                                  of Shares        Value
-----------------------------------------------------------------------------
Aerospace & Defense: 2.7%
-----------------------------------------------------------------------------
Boeing                                           279,700        $18,460,200
General Dynamics                                 406,800         31,730,400
Honeywell International                          234,800         11,108,974
Northrop Grumman                                 255,600         21,214,800
Raytheon Class B                                  42,300          1,313,944
United Technologies                              179,700         14,128,913
-----------------------------------------------------------------------------
                                                                 97,957,231
Automobiles & Automotive Parts: 2.2%
-----------------------------------------------------------------------------
AutoNation*                                      727,800          4,366,800
Avis Rent-A-Car*                                  34,500          1,123,406
Ford Motor                                     1,340,531         31,418,694
General Motors                                   696,000         35,452,500
Hertz Class A                                     65,500          2,235,187
Navistar International                           151,100          3,956,931
-----------------------------------------------------------------------------
                                                                 78,553,518
Banking & Finance: 12.2%
-----------------------------------------------------------------------------
American Express                                  64,900          3,565,444
Bank of America                                  548,900         25,180,788
Chase Manhattan                                  148,700          6,756,556
Citigroup                                      1,986,280        101,424,421
Comerica                                         451,550         26,810,781
Deluxe                                            56,300          1,422,701
Dime Bancorp                                     606,900         17,941,481
E*TRADE Group*                                    38,700            285,413
Edwards (A.G.)                                   245,300         11,636,419
Fannie Mae                                       105,500          9,152,125
Firstar                                          105,400          2,450,550
Fleet Boston Financial                         1,009,430         37,916,714
Freddie Mac                                      123,300          8,492,288
Lehman Brothers Holdings                         589,700         39,878,463
MBIA                                             164,500         12,193,563
MBNA                                              48,800          1,802,550
Merrill Lynch                                    404,900         27,609,119
Metris                                           230,457          6,063,900
Morgan (J.P.)                                     50,900          8,423,950
Morgan Stanley Dean Witter                       392,500         31,105,624
PNC Financial Group                               25,100          1,833,869
Providian Financial                              213,000         12,247,500
Schwab (Charles)                                 311,800          8,847,325
UnionBanCal                                      144,700          3,481,844
USA Education                                     94,250          6,409,000
Washington Mutual                                482,860         25,621,759
-----------------------------------------------------------------------------
                                                                438,554,147
Buildings & Materials: 0.3%
-----------------------------------------------------------------------------
Centex                                            63,900          2,400,244
Lennar                                            75,000          2,718,750
Precision Castparts                               59,000          2,481,687
USG                                               57,700          1,298,250
-----------------------------------------------------------------------------
                                                                  8,898,931
Cable, Media & Publishing: 3.7%
-----------------------------------------------------------------------------
CNET Networks*                                     8,300            132,670
Donnelley & Sons                                 272,300          7,352,100
Dow Jones                                        121,100          6,857,288
Fox Entertainment Group*                          75,100          1,342,413
Gannett                                           46,400          2,926,100
Harte-Hanks                                      128,000          3,032,000
Infinity Broadcasting Class A*                   337,800          9,437,287
InterPublic Group                                 95,600          4,068,975
Knight-Ridder                                    495,600         28,187,250
McGraw-Hill                                       19,600          1,149,050
New York Times                                   579,500         23,216,219
Omnicom Group                                    209,100         17,329,163

                                               Number          Market
Cable, Media & Publishing (Cont.)              of Shares       Value
-----------------------------------------------------------------------------
Reynolds & Reynolds Class A                      335,100       $  6,785,775
Time Warner                                      325,500         17,004,120
TMP Worldwide*                                    24,700          1,358,500
Viacom Class B*                                   77,415          3,619,151
-----------------------------------------------------------------------------
                                                                133,798,061
Chemicals: 2.0%
-----------------------------------------------------------------------------
Beckman Coulter                                  144,400          6,055,775
Cytec Industries*                                123,400          4,928,288
Dow Chemical                                     913,400         33,453,275
Eastman Chemical                                  29,700          1,447,874
FMC                                               15,600          1,118,325
Lubrizol                                         137,200          3,532,900
Pharmacia                                        110,300          6,728,300
Praxair                                          332,100         14,736,937
-----------------------------------------------------------------------------
                                                                 72,001,674
Computers & Technology: 13.6%
-----------------------------------------------------------------------------
3Com*                                            132,600          1,127,100
Aether Systems*                                   16,400            641,650
Agile Software*                                    2,200            108,625
Akamai Technologies*                               6,800            143,224
America Online*                                  711,500         24,760,200
Ariba*                                            55,500          2,983,125
Art Technology Group*                              6,800            207,825
At Home Series A*                                 17,600             97,350
Avaya*                                            17,150            176,858
BEA Systems*                                     121,100          8,151,544
BroadVision*                                      70,100            828,056
Brocade Communications Systems*                   70,800          6,500,325
Checkfree*                                         9,200            396,175
Cisco Systems*                                 2,162,500         82,715,625
CMGI*                                             32,600            182,355
Commerce One*                                     67,500          1,708,594
Critical Path*                                    19,800            608,850
Doubleclick*                                       7,500             82,500
DST Systems*                                     157,600         10,559,200
EMC*                                             579,400         38,530,100
E.Piphany*                                        17,250            930,422
Extreme Networks*                                 19,900            778,587
First Data                                       553,100         29,141,456
Hewlett-Packard                                  530,600         16,747,063
Homestore.Com*                                     1,000             20,125
i2 Technologies*                                  66,000          3,588,750
Infospace.com*                                    76,200            673,894
Inktomi*                                          36,800            657,800
International Business Machines                  319,900         27,191,500
Internet Capital Group*                            5,500             18,047
Internet Security Systems*                        12,300            964,781
Intuit*                                           60,700          2,393,855
Juniper Networks*                                 64,800          8,168,850
Kana Communications*                              34,600            397,900
Macromedia*                                       10,200            619,650
Mercury Interactive*                              83,000          7,490,750
Micron Technology*                               391,300         13,891,150
Microsoft*                                       942,800         41,011,800
NCR*                                              22,300          1,095,488
Network Associates*                               42,000            175,875
Nvidia*                                           38,400          1,258,200
Openwave Systems*                                 41,048          1,967,739
Oracle*                                        1,538,100         44,701,031
Palm*                                            179,490          5,081,811
Portal Software*                                  36,300            284,728
PSINet*                                           15,600             11,213
Rational Software*                                74,700          2,908,631
Redback Networks*                                 35,600          1,459,600
RSA Security*                                     19,700          1,041,637
Sandisk*                                          37,700          1,046,175
Sapient*                                          33,800            403,488
SDL*                                              65,500          9,706,281
Siebel Systems*                                  105,500          7,147,625
Sun Microsystems*                              1,249,600         34,832,600
Sybase*                                          104,000          2,060,500
Symantec*                                        120,600          4,025,025
Tech Data*                                        88,700          2,399,058
Tibco Software*                                   45,300          2,171,568

                            Growth and Income Fund 2

                                               Number          Market
Computers & Technology (Cont.)                 of Shares       Value
-----------------------------------------------------------------------------
VeriSign*                                         63,025       $  4,675,667
Veritas Software*                                295,700         25,873,750
Verticalnet*                                      32,800            218,325
Vignette*                                         49,100            883,800
Yahoo*                                            66,400          2,003,413
-----------------------------------------------------------------------------
                                                                492,628,889
Consumer Products: 2.0%
-----------------------------------------------------------------------------
Avon Products                                    377,300         18,063,238
Clorox                                           254,700          9,041,850
Colgate-Palmolive                                127,600          8,236,580
Estee Lauder Class A                              45,100          1,975,943
Harcourt General                                  52,900          3,025,880
Kimberly-Clark                                   267,800         18,930,782
Minnesota Mining & Manufacturing                 103,800         12,507,900
Procter & Gamble                                  22,000          1,725,625
-----------------------------------------------------------------------------
                                                                 73,507,798
Electronics & Electrical Equipment: 11.9%
-----------------------------------------------------------------------------
Advanced Micro Devices*                          739,400         10,212,963
Analog Devices*                                  126,600          6,480,338
Applied Micro Circuits*                          241,300         18,108,811
Arrow Electronics                                131,500          3,764,188
AVNET                                            221,200          4,755,800
AVX                                              252,000          4,126,500
Broadcom Class A*                                 47,400          4,005,300
Corning                                          579,400         30,599,563
Cree*                                             77,200          2,743,012
Cypress Semiconductor*                            41,300            813,094
Emerson Electric                                 185,900         14,651,244
General Electric                               3,322,100        159,253,169
General Motors Class H*                           45,500          1,046,500
Globespan*                                        19,600            539,000
Integrated Device Technology*                    208,700          6,913,188
Intel                                          1,749,800         52,931,450
International Rectifier*                          31,000            930,000
Jabil Circuit*                                    50,400          1,278,900
JDS Uniphase*                                    644,900         26,884,269
Kemet*                                           363,500          5,497,938
KLA-Tencor*                                       56,700          1,910,080
Molex                                            164,100          5,825,550
National Semiconductor*                          144,200          2,902,025
Newport                                           62,900          4,944,530
Novellus Systems*                                147,300          5,293,594
PerkinElmer                                       14,900          1,564,500
PMC - Sierra*                                     83,100          6,533,737
Power-One*                                        92,500          3,636,406
Qlogic*                                           23,400          1,801,800
Quanta Services*                                 137,200          4,416,125
Rambus*                                           32,500          1,174,063
RF Micro Devices*                                 17,100            469,181
Sanmina*                                          12,900            988,463
Symbol Technologies                               30,900          1,112,400
Tektronix*                                       158,800          5,349,575
Texas Instruments                                203,920          9,660,710
TriQuint Semiconductor*                           23,600          1,031,025
Vishay Intertechnology*                          471,200          7,126,900
Waters*                                           75,800          6,329,300
-----------------------------------------------------------------------------
                                                                427,605,191
Energy: 7.4%
-----------------------------------------------------------------------------
Amerada Hess                                     159,500         11,653,469
Apache                                           297,800         20,864,613
Ashland                                           80,400          2,885,556
Chevron                                           44,800          3,782,800
Conoco Class B                                   336,800          9,746,150
Devon Energy                                      20,500          1,249,885
Dynegy                                           264,900         14,850,956
Exxon-Mobil                                      985,500         85,676,906
Kerr-McGee                                       447,016         29,922,134
Murphy Oil                                        31,900          1,927,956
Noble Drilling*                                   29,500          1,281,405
Occidental Petroleum                           1,327,400         32,189,450
Phillips Petroleum                               239,400         13,615,875
Texaco                                           160,700          9,983,488
USX-Marathon Group                             1,005,700         27,908,175
-----------------------------------------------------------------------------
                                                                267,538,818

                                               Number          Market
Food, Beverage & Tobacco: 5.0%                 of Shares       Value
-----------------------------------------------------------------------------
Coca Cola                                        141,500       $  8,622,656
ConAgra                                          347,400          9,032,400
Fortune Brands                                   169,400          5,082,000
General Mills                                    299,400         13,342,013
Heinz (H.J.)                                     196,550          9,323,841
Pepsi Bottling Group                             447,000         17,852,063
PepsiCo                                          234,400         11,617,450
Philip Morris                                  1,382,400         60,825,600
RJ Reynolds Tobacco Holdings                     611,300         29,800,874
Sensient Technologies                             83,900          1,908,725
Sysco                                            445,600         13,368,000
-----------------------------------------------------------------------------
                                                                180,775,622
Healthcare & Pharmaceuticals: 14.3%
-----------------------------------------------------------------------------
Abbott Laboratories                              392,600         19,016,563
Allergan                                         234,200         22,673,488
Alpharma Class A                                  31,400          1,377,675
Amgen*                                           198,200         12,672,413
Bristol-Myers Squibb                             203,000         15,009,313
Cardinal Health                                  357,800         35,645,825
Celgene*                                          78,300          2,544,750
Chiran*                                           71,500          3,181,750
Forest Laboratories*                             123,100         16,356,913
Genentech*                                       302,500         24,653,750
Genzyme-General Division*                         47,000          4,227,063
ICN Pharmaceuticals                               32,000            982,000
Incyte Pharmaceuticals*                          134,200          3,338,225
IVAX*                                            228,600          8,755,380
Johnson & Johnson                                704,800         74,048,050
King Pharmaceuticals*                             51,300          2,651,568
Lilly (Eli)                                       90,100          8,384,931
McKesson HBOC                                     39,100          1,403,299
Medarex*                                         108,800          4,433,600
Medtronic                                        159,434          9,625,828
Merck & Company                                  998,000         93,437,750
Pfizer                                         2,386,950        109,799,700
Quest Diagnostics*                                78,500         11,147,000
Schering-Plough                                  193,600         10,986,800
Tenet Healthcare*                                 27,700          1,230,919
Tyco International                               184,395         10,233,923
UnitedHealth Group                               119,400          7,328,174
WebMD*                                            39,800            315,913
-----------------------------------------------------------------------------
                                                                515,462,563
Industrial Machinery: 0.1%
-----------------------------------------------------------------------------
Ingersoll-Rand                                    75,300          3,153,188
-----------------------------------------------------------------------------

Insurance: 5.1%
-----------------------------------------------------------------------------
Allstate                                         685,758         29,873,333
Ambac Financial Group                            147,000          8,571,938
American International Group                     309,350         30,490,309
Cigna                                            203,200         26,883,360
Hartford Financial Services                       23,500          1,659,688
Loews                                            218,200         22,597,338
Marsh & McLennan                                 176,100         20,603,700
MGIC Investment                                  272,900         18,403,694
Mony Group                                        29,900          1,478,180
Nationwide Financial Services Class A             36,800          1,748,000
Old Republic International                        91,000          2,912,000
PMI Group                                         66,300          4,487,681
Radian Group                                      32,900          2,469,556
St. Paul                                         216,000         11,731,500
-----------------------------------------------------------------------------
                                                                183,910,277
Leisure, Lodging & Entertainment: 1.1%
-----------------------------------------------------------------------------
Sabre Group Holdings                              28,500          1,229,063
Walt Disney                                    1,382,300         40,000,306
-----------------------------------------------------------------------------
                                                                 41,229,369
Miscellaneous: 0.6%
-----------------------------------------------------------------------------
Convergys*                                        54,400          2,465,000
Dover                                            165,900          6,729,319
Manpower                                         207,200          7,873,600
Robert Half International                        215,600          5,713,400
-----------------------------------------------------------------------------
                                                                 22,781,319

                            Growth and Income Fund 3

                                               Number          Market
Paper & Forest Products: 0.2%                  of Shares       Value
-----------------------------------------------------------------------------
Georgia-Pacific                                  162,800       $  5,067,150
Weyerhaeuser                                      64,700          3,283,525
-----------------------------------------------------------------------------
                                                                  8,350,675
Real Estate: 0.4%
-----------------------------------------------------------------------------
CarrAmerica Realty                                44,400          1,390,275
Equity Office Properties Trust                   211,000          6,883,875
Equity Residential Properties                     50,700          2,804,344
Spieker Properties                                56,200          2,817,025
Vornado Realty Trust                              30,900          1,183,856
-----------------------------------------------------------------------------
                                                                 15,079,375
Retail: 4.2%
-----------------------------------------------------------------------------
Abercrombie & Fitch Class A*                      49,700            994,000
Amazon.com*                                       43,400            675,413
CDW Computer Centers*                             46,200          1,287,825
eBay*                                             27,800            917,400
Family Dollar Stores                              58,100          1,245,519
Home Depot                                        28,650          1,308,947
Kohl's*                                           57,400          3,501,400
Limited                                          273,000          4,658,063
Lowe's Companies                                 233,800         10,404,100
Payless ShoeSource*                               17,200          1,216,900
Ross Stores                                      203,000          3,425,624
Safeway*                                         165,500         10,343,750
Sears, Roebuck                                   949,600         32,998,600
Sherwin-Williams                                 169,700          4,465,231
The Talbots                                      166,800          7,610,250
Tiffany                                          312,300          9,876,488
TJX Companies - New                              310,000          8,602,500
Toys R Us*                                        69,800          1,164,788
Tricon Global Restaurants*                       167,800          5,537,400
Tupperware                                        61,900          1,265,081
Wal-Mart Stores                                  691,900         36,757,188
Zale*                                             74,300          2,159,344
-----------------------------------------------------------------------------
                                                                150,415,811
Telecommunications: 7.0%
-----------------------------------------------------------------------------
ADC Telecommunications*                          372,500          6,751,563
Advanced Fibre Communications*                    65,100          1,175,869
A T & T                                        1,372,950         23,769,197
A T & T Wireless Group*                          164,500          2,847,906
BCE                                              180,100          5,211,643
BellSouth                                        991,500         40,589,531
Ciena*                                            92,000          7,486,500
Covad Communications Group*                       18,300             30,309
Ditech Communications*                            54,100            868,981
Dycom*                                            28,300          1,017,031
Exodus Communications*                           111,000          2,220,000
Level 3 Communications*                           98,500          3,232,031
MasTec*                                           36,700            734,000
Metromedia Fiber Network Class A*                 63,200            639,900
Network Appliance*                               228,600         14,683,978
Nortel Networks                                  219,721          7,044,805
Powerwave Technologies*                           38,000          2,223,000
Qwest Communications International*              145,000          5,945,000
SBC Communications                             1,449,200         69,199,300
Scientific-Atlanta                                89,000          2,898,063
Sycamore Networks*                                22,800            849,300
Telephone & Data Systems                          20,200          1,818,000
TranSwitch*                                       66,000          2,582,250
Verizon Communications                           886,216         44,421,577
Worldcom*                                        242,850          3,399,900
XO Communications*                                94,600          1,685,063
-----------------------------------------------------------------------------
                                                                253,324,697
Textiles, Apparel & Furniture: 0.3%
-----------------------------------------------------------------------------
Johnson Controls                                 170,300          8,855,600
Springs Industries Class A                        64,900          2,105,194
-----------------------------------------------------------------------------
                                                                 10,960,794
Transportation & Shipping: 1.0%
-----------------------------------------------------------------------------
AMR                                               39,100          1,532,231
Burlington Northern Santa Fe*                    182,100          5,155,706
Canadian National Railway                        234,900          6,973,594
Delta Air Lines                                   82,400          4,135,450
-----------------------------------------------------------------------------

                                               Number         Market
Transportation & Shipping (Cont.)              of Shares      Value
-----------------------------------------------------------------------------
Ryder System                                     219,400      $   3,647,525
Union Pacific                                    164,000          8,323,000
United Parcel Service Class B                    108,400          6,375,275
-----------------------------------------------------------------------------
                                                                 36,142,781
Utilities: 2.5%
-----------------------------------------------------------------------------
Calpine*                                         385,400         17,367,088
Energy East                                      489,700          9,640,969
Entergy                                          311,400         13,176,113
Exelon                                           200,787         14,097,254
General Public Utilities                         423,750         15,599,297
PG&E                                              44,100            882,000
PPL                                               81,900          3,700,856
Public Service Enterprise Group                  227,000         11,037,875
TXU                                              146,100          6,474,056
-----------------------------------------------------------------------------
                                                                 91,975,508
Total Common Stock: 99.8%
(Cost $2,933,595,677)                                         3,604,606,237
-----------------------------------------------------------------------------
                                              Par
Money Market Instruments:                     Amount
-----------------------------------------------------------------------------
UBS Finance
6.50%, 1/2/01                                 $2,900,000           2,899,476
-----------------------------------------------------------------------------

Total Money Market Instruments: 0.1%
(Cost $2,899,476)                                                  2,899,476
-----------------------------------------------------------------------------

Total Investments: 99.9%
(Cost $2,936,495,153)                                          3,607,505,713
-----------------------------------------------------------------------------
Other Assets Over Liabilities: 0.1%                                4,716,607
-----------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $43.249 per share
based on 83,521,351 shares
issued and outstanding)                                       $3,612,222,320
-----------------------------------------------------------------------------

Components of Net Assets at December 31, 2000:
-----------------------------------------------------------------------------
Common Stock, $.01 par value
150,000,000 authorized shares                                       $835,214
Paid in capital in excess of par value
of shares issued                                               2,000,179,374
Undistributed net investment income                                5,409,725
Accumulated net realized gain on investments
and futures contracts                                            935,000,695
Net unrealized appreciation of investments
and futures contracts                                            670,797,312
-----------------------------------------------------------------------------
Total Net Assets                                              $3,612,222,320
-----------------------------------------------------------------------------

*    Non-income producing security.
ADR  - American Depositary Receipt

See accompanying notes to financial statements.

                            Growth and Income Fund 4

Lincoln National Growth and Income Fund, Inc.
Statement of Operations
Year ended December 31, 2000


Investment income:
    Dividends                                                                   $    55,611,555
------------------------------------------------------------------------------------------------
    Interest                                                                            879,828
------------------------------------------------------------------------------------------------
         Total investment income                                                     56,491,383
------------------------------------------------------------------------------------------------

Expenses:
    Management fees                                                                  13,042,839
------------------------------------------------------------------------------------------------
    Accounting fees                                                                   1,364,899
------------------------------------------------------------------------------------------------
    Printing and postage                                                                277,212
------------------------------------------------------------------------------------------------
    Professional fees                                                                   200,265
------------------------------------------------------------------------------------------------
    Custody fees                                                                         73,495
------------------------------------------------------------------------------------------------
    Directors fees                                                                        5,250
------------------------------------------------------------------------------------------------
    Other                                                                               139,480
------------------------------------------------------------------------------------------------
                                                                                     15,103,440
------------------------------------------------------------------------------------------------
    Less expenses paid indirectly                                                       (23,255)
------------------------------------------------------------------------------------------------
        Total expenses                                                               15,080,185
------------------------------------------------------------------------------------------------
Net investment income                                                                41,411,198
------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments and futures contracts:
     Net realized gain on investment transactions                                   898,424,467
------------------------------------------------------------------------------------------------
     Net realized loss on futures contracts                                          (3,922,063)
------------------------------------------------------------------------------------------------
     Net realized gain on investment transactions and futures contracts             894,502,404
------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation/depreciation
     of investments and futures contracts                                        (1,337,656,593)
------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and futures contracts              (443,154,189)
------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $  (401,742,991)
------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                         Year ended         Year ended
                                                         12/31/00           12/31/99
                                                         -----------------------------------
Changes from operations:
     Net investment income                               $    41,411,198    $    46,754,536
--------------------------------------------------------------------------------------------
     Net realized gain on investment transactions
     and futures contracts                                   894,502,404        273,402,762
--------------------------------------------------------------------------------------------
     Net change in unrealized appreciation/
     depreciation of investments and futures contracts    (1,337,656,593)       403,783,094
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                   (401,742,991)       723,940,392
--------------------------------------------------------------------------------------------

Distributions to shareholders from:
     Net investment income                                   (41,062,167)       (45,733,824)
--------------------------------------------------------------------------------------------
     Net realized gain on investment transactions           (276,576,520)      (177,205,883)
--------------------------------------------------------------------------------------------
          Total distributions to shareholders               (317,638,687)      (222,939,707)
--------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from capital share transactions                   (378,082,832)       (54,871,056)
--------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets              (1,097,464,510)       446,129,629
--------------------------------------------------------------------------------------------
Net Assets, at beginning of year                           4,709,686,830      4,263,557,201
--------------------------------------------------------------------------------------------
Net Assets, at end of year                               $ 3,612,222,320    $ 4,709,686,830
--------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            Growth and Income Fund 5

Lincoln National Growth and Income Fund, Inc.
Financial Highlights
(Selected data for each capital share outstanding throughout the year)

                                             Year ended December 31,
                                             2000(1),(3) 1999        1998        1997        1996
                                             -------------------------------------------------------------
Net asset value, beginning of year           $    51.710 $    46.288 $    41.949 $    33.110 $    29.756

Income (loss) from investment operations:
   Net investment income                           0.482       0.509       0.607       0.649       0.683
   Net realized and unrealized gain (loss)
      on investments                              (5.129)      7.356       7.371       9.331       4.943
                                             -------------------------------------------------------------
   Total from investment operations               (4.647)      7.865       7.978       9.980       5.626
                                             -------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income           (0.492)     (0.497)     (1.164)   --            (0.683)
   Distributions from net realized gain on
      investment transactions                     (3.322)     (1.946)     (2.475)     (1.141)     (1.589)
                                             -------------------------------------------------------------
Total dividends and distributions                 (3.814)     (2.443)     (3.639)     (1.141)     (2.272)
                                             -------------------------------------------------------------
Net asset value, end of year                 $    43.249 $    51.710 $    46.288 $    41.949 $    33.110
                                             -------------------------------------------------------------

Total Return(2)                                   (9.63%)     17.55%      20.33%      30.93%      18.76%

Ratios and supplemental data:
   Ratio of expenses to average net assets         0.36%       0.36%       0.35%       0.35%       0.36%
   Ratio of net investment income
      to average net assets                        1.00%       1.05%       1.44%       1.79%       2.23%
   Portfolio Turnover                                65%         16%         34%         32%         47%
   Net assets, end of year (000 omitted)     $3,612,222  $4,709,687  $4,263,557  $3,540,862  $2,465,224

(1) The average shares outstanding method has been applied for per share information.
(2) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).
(3) Effective July 3, 2000, Goldman Sachs Asset Management replaced Vantage Investment Advisors as the sub-advisor of the Fund.

See accompanying notes to financial statements.

                            Growth and Income Fund 6

Lincoln National Growth and Income Fund, Inc.

Notes to Financial Statements

December 31, 2000

The Fund: Lincoln National Growth and Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund buys stocks of established companies.

1. Significant Accounting Policies
Security Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2000, the custodial fees offset arrangements amounted to $23,255.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee which is calculated daily at rate of 0.48% of the first $200 million of net assets of the Fund, 0.40% of the next $200 million, and 0.30% of net assets of the Fund in excess of $400 million. Effective July 3, 2000, Goldman Sachs Asset Management replaced Vantage Investment Advisors, an affiliate of the Advisor, as the sub-advisor of the Fund. The sub-advisor is paid directly by the Advisor.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2000.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                            Growth and Income Fund 7

3. Investments
The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 2000 are as follows:

     Aggregate           Aggregate           Gross                Gross               Net
     Cost of             Proceeds            Unrealized           Unrealized          Unrealized
     Purchases           From Sales          Appreciation         Depreciation        Appreciation
     ---------------------------------------------------------------------------------------------
     $2,698,255,249      $3,319,660,801      $1,105,856,556       $(434,845,996)      $671,010,560

4. Supplemental Financial Instrument Information
Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Cash pledged to cover margin requirements for open positions at December 31, 2000, was $1,853,035. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at December 31, 2000 were as follows:

                                    Notional        Expiration     Unrealized
     Contracts to purchase          Cost Amount     Date           Gain (Loss)
     -------------------------------------------------------------------------
     22 S&P 500 Index contracts     $7,557,637      March 2001     ($213,248)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The "Notional Cost Amount" presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized gain (loss) is reflected in the Fund's net assets.

5. Summary of Changes From Capital Share Transactions

                                             Shares Issued Upon                                     Net Decrease
                     Capital                 Reinvestment of          Capital Shares                Resulting From Capital
                     Shares Sold             Dividend                 Redeemed                      Share  Transactions
                     ----------------------------------------------------------------------------------------------------------
                     Shares      Amount      Shares     Amount        Shares        Amount          Shares       Amount
                     ----------------------------------------------------------------------------------------------------------
Year ended
  December 31, 2000: 1,410,378   $66,841,042 6,637,275  $317,638,687  (15,605,308)  $(762,562,561)  (7,557,655)  $(378,082,832)

Year ended
  December 31, 1999: 1,183,242   $56,313,347 4,726,164  $222,939,708   (6,939,216)  $(334,124,111)  (1,029,810)   $(54,871,056)

6. Distributions to Shareholders
The Fund declares and distributes dividends, if any, on net investment income semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

                            Growth and Income Fund 8

Lincoln National Growth and Income Fund, Inc.
Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Growth and Income Fund, Inc.


We have audited the accompanying statement of net assets of Lincoln National Growth and Income Fund, Inc. (the "Fund") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Growth and Income Fund, Inc. at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                               /s/ ERNST & YOUNG

Philadelphia, Pennsylvania
February 5, 2001


Proxy Voting Results (Unaudited)

During the year ended December 31, 2000, The Lincoln National Growth and Income Fund shareholders voted on the following proposals at the annual meeting of shareholders on October 27, 2000. The description of each proposal and number of shares voted are as follows:

1. To elect the Fund's Board of Directors:

                                        Shares         Shares Voted
                                        Voted for      Withheld Authority
                                        ---------------------------------
            Jack Borsch                 82,390,061     1,917,146
            Kelly Clevenger             82,563,737     1,743,470
            Nancy Frisby                82,339,477     1,967,730
            Barbara Kowalczyk           82,513,150     1,794,057
            Ken Stella                  82,419,569     1,887,638

                                                Shares        Shares          Shares
                                                Voted For     Voted Against   Abstain
                                                -----------------------------------------
2. To approve a new sub-advisory agreement.     78,984,977    1,647,363       3,674,867

3. To approve a change in the fundamental
   investment policies of the Fund.             73,886,836    4,376,387       6,043,984

4. To approve the engagement of
   Ernst & Young, LLP as independent auditors.  80,504,109    1,147,421       2,655,677

                            Growth and Income Fund 9